Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Feb. 26, 2012
Redeemable Convertible Preferred Stock, Stockholders' Deficit and Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 13 — ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss), net of tax, were as follows:

	February 26, 2012	February27, 2011	February 28, 2010
Unrealized foreign currency translation adjustment	$1,267	$1,207	$(117)
Unrealized (loss) gain on corporate equity security, net of tax	(2)	2	(20)

Accumulated other comprehensive income (loss)	$1,265	$1,209	$(137)